Nuveen NWQ Global Equity Income Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 92.1%
	Aerospace & Defense – 3.5%
19,688	General Dynamics Corp	$2,725,410
26,656	Thales SA, (2)	1,997,806
	Total Aerospace & Defense	4,723,216
	Air Freight & Logistics – 3.2%
97,001	Deutsche Post AG, (2)	4,401,474
	Banks – 9.3%
115,337	Bank of America Corp	2,778,468
69,302	Citigroup Inc	2,987,609
280,971	ING Groep NV, (2)	2,005,252
30,458	JPMorgan Chase & Co	2,932,192
318,970	Oversea-Chinese Banking Corp Ltd, (2)	1,983,590
	Total Banks	12,687,111
	Capital Markets – 2.0%
15,114	Deutsche Boerse AG, (2)	2,649,789
	Chemicals – 4.2%
42,090	DuPont de Nemours Inc	2,335,153
87,079	Nutrien Ltd	3,414,363
	Total Chemicals	5,749,516
	Communications Equipment – 1.7%
57,524	Cisco Systems Inc	2,265,870
	Diversified Telecommunication Services – 2.7%
106,320	Nippon Telegraph & Telephone Corp, (2)	2,170,700
195,484	Telefonica Brasil SA	1,511,408
	Total Diversified Telecommunication Services	3,682,108
	Electric Utilities – 1.2%
26,537	Evergy Inc	1,348,610
11,476	Siemens Energy AG, (WI/DD), (3)	309,466
	Total Electric Utilities	1,658,076
	Electrical Equipment – 1.8%
23,925	Eaton Corp PLC	2,441,068
	Entertainment – 2.9%
6,990	Nintendo Co Ltd, (2)	3,961,171

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing – 2.2%
94,830	Seven & i Holdings Co Ltd, (2)	$2,946,376
	Food Products – 1.5%
1,178,074	Tingyi Cayman Islands Holding Corp, (2)	2,086,007
	Health Care Equipment & Supplies – 1.5%
18,977	Medtronic PLC	1,972,090
	Health Care Providers & Services – 4.0%
12,713	Anthem Inc	3,414,585
24,380	Fresenius Medical Care AG & Co KGaA, (2)	2,061,004
	Total Health Care Providers & Services	5,475,589
	Household Durables – 1.4%
1,364,176	Taylor Wimpey PLC, (2), (3)	1,907,509
	Household Products – 1.6%
20,739	Henkel AG & Co KGaA, (2)	2,169,018
	Industrial Conglomerates – 2.1%
22,952	Siemens AG, (2)	2,898,584
	Insurance – 5.3%
73,300	Ageas SA/NV, (2)	2,999,369
11,782	Allianz SE, (2)	2,261,315
10,040	Everest Re Group Ltd	1,983,302
	Total Insurance	7,243,986
	IT Services – 1.4%
33,307	Amdocs Ltd	1,912,155
	Media – 3.2%
94,187	Comcast Corp, Class A	4,357,091
	Multi-Utilities – 3.4%
230,289	National Grid PLC, (2)	2,645,132
92,368	Veolia Environnement SA, (2)	1,992,939
	Total Multi-Utilities	4,638,071
	Oil, Gas & Consumable Fuels – 3.6%
25,006	Chevron Corp	1,800,432
195,037	Enterprise Products Partners LP	3,079,634
	Total Oil, Gas & Consumable Fuels	4,880,066
	Pharmaceuticals – 9.7%
38,532	AstraZeneca PLC, Sponsored ADR	2,111,554
29,766	Bayer AG, (2)	1,836,374

Shares	Description (1)	Value
	Pharmaceuticals (continued)
51,626	Bristol-Myers Squibb Co	$3,112,532
215,464	GlaxoSmithKline PLC, (2)	4,039,408
5,868	Roche Holding AG, (2)	2,010,028
	Total Pharmaceuticals	13,109,896
	Semiconductors & Semiconductor Equipment – 2.9%
6,102	Broadcom Inc	2,223,081
59,744	Infineon Technologies AG, (2)	1,683,931
	Total Semiconductors & Semiconductor Equipment	3,907,012
	Software – 5.6%
20,779	Microsoft Corp	4,370,447
54,358	Oracle Corp	3,245,173
	Total Software	7,615,620
	Specialty Retail – 1.6%
13,175	Lowe's Cos Inc	2,185,206
	Technology Hardware, Storage & Peripherals – 2.5%
78,260	Samsung Electronics Co Ltd, (2)	3,368,387
	Tobacco – 1.3%
22,690	Philip Morris International Inc	1,701,523
	Trading Companies & Distributors – 2.4%
192,000	Mitsui & Co Ltd, (2)	3,299,099
	Wireless Telecommunication Services – 2.4%
142,272	SK Telecom Co Ltd, Sponsored ADR	3,189,738
	Total Common Stocks (cost $111,664,468)	125,082,422

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 5.3%
	Health Care Technology – 1.2%
30,380	Change Healthcare Inc	6.000%	N/R	$1,622,899
	Life Sciences Tools & Services – 1.2%
21,450	Avantor Inc	6.250%	N/R	1,560,273
	Multi-Utilities – 1.0%
37,220	CenterPoint Energy Inc	7.000%	N/R	1,356,297
	Semiconductors & Semiconductor Equipment – 1.9%
2,100	Broadcom Inc	8.000%	N/R	2,618,175
	Total Convertible Preferred Securities (cost $7,403,136)			7,157,644

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 2.0%
8,407	Citigroup Global Markets Holdings Inc., Mandatory Exchangeable Note, Linked to Common Stock of VMWare Inc. (Cap 116.24% of Issue Price), 144A , (2)	10.000%	$144.1064	$167.5093	1/22/21	$1,208,773
29,730	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Evergy Inc. (Cap 117.80% of Issue Price), 144A , (2)	10.000%	$51.8254	$61.0503	3/08/21	1,523,043
	Total Structured Notes (cost $2,752,272)					2,731,816
	Total Long-Term Investments (cost $121,819,876)					134,971,882
	Other Assets Less Liabilities – 0.6%					844,579
	Net Assets – 100%					$135,816,461
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$65,708,160	$59,374,262	$ —	$125,082,422
Convertible Preferred Securities	7,157,644	—	—	7,157,644
Structured Notes	—	2,731,816	—	2,731,816
Total	$72,865,804	$62,106,078	$ —	$134,971,882

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Aerospace & Defense – 1.3%
5,157	General Dynamics Corp	$713,884
	Automobiles – 2.6%
48,535	General Motors Co, (2)	1,436,151
	Banks – 9.9%
38,303	Bank of America Corp	922,719
28,550	Bank of NT Butterfield & Son Ltd	636,094
38,077	Citigroup Inc	1,641,500
17,400	JPMorgan Chase & Co	1,675,098
16,360	Western Alliance Bancorp	517,303
	Total Banks	5,392,714
	Building Products – 1.7%
7,816	Trane Technologies PLC	947,690
	Capital Markets – 3.3%
35,943	B Riley Financial Inc	900,731
14,672	State Street Corp	870,490
	Total Capital Markets	1,771,221
	Chemicals – 4.2%
27,907	DuPont de Nemours Inc	1,548,280
11,305	Innospec Inc	715,833
	Total Chemicals	2,264,113
	Communications Equipment – 1.6%
26,066	ViaSat Inc, (2)	896,410
	Construction & Engineering – 2.2%
22,218	Quanta Services Inc	1,174,443
	Consumer Finance – 1.8%
16,965	Discover Financial Services	980,238
	Electric Utilities – 1.0%
13,373	PNM Resources Inc	552,706
	Electrical Equipment – 2.6%
79,829	nVent Electric PLC	1,412,175

Shares	Description (1)	Value
	Entertainment – 2.1%
14,315	Activision Blizzard Inc	$1,158,799
	Equity Real Estate Investment Trust – 3.1%
24,663	Healthcare Realty Trust Inc	742,850
30,290	STAG Industrial Inc	923,542
	Total Equity Real Estate Investment Trust	1,666,392
	Food & Staples Retailing – 3.8%
32,890	Sprouts Farmers Market Inc, (2)	688,388
9,683	Walmart Inc	1,354,748
	Total Food & Staples Retailing	2,043,136
	Food Products – 1.5%
13,730	Tyson Foods Inc	816,660
	Gas Utilities – 1.4%
18,732	National Fuel Gas Co	760,332
	Health Care Equipment & Supplies – 2.4%
10,835	LivaNova PLC, (2)	489,851
8,123	Medtronic PLC	844,142
	Total Health Care Equipment & Supplies	1,333,993
	Health Care Providers & Services – 2.2%
4,556	Anthem Inc	1,223,696
	Health Care Technology – 1.9%
70,457	Change Healthcare Inc, (2)	1,022,331
	Insurance – 6.6%
4,835	Aon PLC	997,461
10,717	Globe Life Inc	856,288
19,800	Loews Corp	688,050
6,162	RenaissanceRe Holdings Ltd	1,045,938
	Total Insurance	3,587,737
	Interactive Media & Services – 1.6%
45,072	TripAdvisor Inc, (2)	882,960
	IT Services – 4.2%
19,911	Amdocs Ltd	1,143,091
11,141	Fiserv Inc, (2)	1,148,080
	Total IT Services	2,291,171
	Life Sciences Tools & Services – 2.6%
2,751	Bio-Rad Laboratories Inc, (2)	1,418,030

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Machinery – 3.1%
18,134	Rexnord Corp	$541,119
22,100	Terex Corp, (2)	427,856
37,141	Trinity Industries Inc	724,249
	Total Machinery	1,693,224
	Media – 2.5%
28,851	Comcast Corp, Class A	1,334,647
	Multi-Utilities – 2.0%
57,543	CenterPoint Energy Inc	1,113,457
	Oil, Gas & Consumable Fuels – 4.3%
12,446	Cheniere Energy Inc, (2)	575,876
11,036	Chevron Corp	794,592
23,303	Hess Corp	953,792
	Total Oil, Gas & Consumable Fuels	2,324,260
	Pharmaceuticals – 3.5%
14,080	Bristol-Myers Squibb Co	848,883
28,100	GlaxoSmithKline PLC, Sponsored ADR	1,057,684
	Total Pharmaceuticals	1,906,567
	Semiconductors & Semiconductor Equipment – 2.3%
91,235	Rambus Inc, (2)	1,249,007
	Software – 8.4%
59,389	NortonLifeLock Inc	1,237,667
33,576	Oracle Corp	2,004,487
59,016	Teradata Corp, (2)	1,339,663
	Total Software	4,581,817
	Specialty Retail – 4.2%
7,325	Advance Auto Parts Inc	1,124,387
79,575	American Eagle Outfitters Inc	1,178,506
	Total Specialty Retail	2,302,893
	Technology Hardware, Storage & Peripherals – 1.9%
20,625	Seagate Technology PLC	1,016,194
	Wireless Telecommunication Services – 1.3%
6,213	T-Mobile US Inc, (2)	710,519
	Total Long-Term Investments (cost $55,761,946)	53,979,567
	Other Assets Less Liabilities – 0.9%	491,450
	Net Assets – 100%	$54,471,017

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$53,979,567	$ —	$ —	$53,979,567

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Aerospace & Defense – 4.0%
2,813	General Dynamics Corp	$389,404
5,430	Raytheon Technologies Corp	312,442
	Total Aerospace & Defense	701,846
	Automobiles – 2.7%
16,002	General Motors Co, (2)	473,499
	Banks – 10.4%
14,542	Bank of America Corp	350,317
13,313	Citigroup Inc	573,924
29,054	First Horizon National Corp	273,979
6,749	JPMorgan Chase & Co	649,726
	Total Banks	1,847,946
	Beverages – 2.8%
10,135	Coca-Cola Co	500,365
	Building Products – 1.8%
2,619	Trane Technologies PLC	317,554
	Capital Markets – 1.8%
5,368	State Street Corp	318,483
	Chemicals – 2.9%
9,389	DuPont de Nemours Inc	520,902
	Communications Equipment – 1.8%
9,048	ViaSat Inc, (2)	311,161
	Consumer Finance – 1.9%
5,885	Discover Financial Services	340,035
	Electric Utilities – 2.7%
1,920	Entergy Corp	189,178
5,489	Evergy Inc	278,951
	Total Electric Utilities	468,129
	Electrical Equipment – 2.9%
2,428	Eaton Corp PLC	247,729

Shares	Description (1)	Value
	Electrical Equipment (continued)
15,139	nVent Electric PLC	$267,809
	Total Electrical Equipment	515,538
	Entertainment – 2.1%
4,679	Activision Blizzard Inc	378,765
	Equity Real Estate Investment Trust – 1.6%
1,816	Alexandria Real Estate Equities Inc	290,560
	Food & Staples Retailing – 2.5%
3,163	Walmart Inc	442,535
	Food Products – 3.2%
6,355	Archer-Daniels-Midland Co	295,444
4,560	Tyson Foods Inc	271,229
	Total Food Products	566,673
	Health Care Equipment & Supplies – 2.1%
3,641	Medtronic PLC	378,373
	Health Care Providers & Services – 5.0%
1,627	Anthem Inc	436,996
3,849	Quest Diagnostics Inc	440,672
	Total Health Care Providers & Services	877,668
	Insurance – 7.0%
14,288	American International Group Inc	393,349
1,574	Aon PLC	324,716
3,618	Globe Life Inc	289,078
6,682	Loews Corp	232,200
	Total Insurance	1,239,343
	Interactive Media & Services – 2.4%
292	Alphabet Inc, Class A, (2)	427,955
	IT Services – 4.5%
5,049	Amdocs Ltd	289,863
4,852	Fiserv Inc, (2)	499,999
	Total IT Services	789,862
	Life Sciences Tools & Services – 1.9%
650	Bio-Rad Laboratories Inc, (2)	335,049
	Machinery – 1.3%
11,872	Trinity Industries Inc	231,504

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Media – 2.5%
9,385	Comcast Corp, Class A	$434,150
	Metals & Mining – 0.9%
3,875	BHP Group PLC	165,307
	Multi-Utilities – 2.1%
19,047	CenterPoint Energy Inc	368,559
	Oil, Gas & Consumable Fuels – 4.3%
4,167	Cheniere Energy Inc, (2)	192,807
3,659	Chevron Corp	263,448
7,575	Hess Corp	310,045
	Total Oil, Gas & Consumable Fuels	766,300
	Pharmaceuticals – 6.7%
7,515	Bristol-Myers Squibb Co	453,079
10,868	GlaxoSmithKline PLC, Sponsored ADR	409,072
17,700	Takeda Pharmaceutical Co Ltd	315,768
	Total Pharmaceuticals	1,177,919
	Semiconductors & Semiconductor Equipment – 1.6%
794	Broadcom Inc	289,270
	Software – 6.1%
19,686	NortonLifeLock Inc	410,256
11,213	Oracle Corp	669,416
	Total Software	1,079,672
	Specialty Retail – 2.2%
2,560	Advance Auto Parts Inc	392,960
	Technology Hardware, Storage & Peripherals – 2.0%
7,245	Seagate Technology PLC	356,961
	Wireless Telecommunication Services – 1.4%
2,137	T-Mobile US Inc, (2)	244,387
	Total Long-Term Investments (cost $14,664,120)	17,549,230
	Other Assets Less Liabilities – 0.9%	168,020
	Net Assets – 100%	$17,717,250

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$17,549,230	$ —	$ —	$17,549,230

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 93.6%
	COMMON STOCKS – 93.6%
	Auto Components – 3.2%
18,764	BorgWarner Inc	$726,917
	Banks – 10.0%
23,480	Ameris Bancorp	534,874
21,644	Bank of NT Butterfield & Son Ltd	482,228
48,999	First Horizon National Corp	462,061
15,244	PacWest Bancorp	260,368
17,403	Western Alliance Bancorp	550,283
	Total Banks	2,289,814
	Biotechnology – 2.5%
16,398	Coherus Biosciences Inc, (2)	300,739
2,744	United Therapeutics Corp, (2)	277,144
	Total Biotechnology	577,883
	Capital Markets – 1.0%
3,485	Evercore Inc	228,128
	Chemicals – 2.5%
10,086	Huntsman Corp	224,010
5,423	Innospec Inc	343,384
	Total Chemicals	567,394
	Communications Equipment – 1.0%
6,625	ViaSat Inc, (2)	227,834
	Construction & Engineering – 4.0%
4,921	Jacobs Engineering Group Inc	456,521
8,883	Quanta Services Inc	469,556
	Total Construction & Engineering	926,077
	Electric Utilities – 2.5%
3,121	IDACORP Inc	249,368
4,460	Pinnacle West Capital Corp	332,493
	Total Electric Utilities	581,861
	Electrical Equipment – 5.9%
8,117	EnerSys	544,813
1,790	Hubbell Inc	244,944

Shares	Description (1)	Value
	Electrical Equipment (continued)
31,502	nVent Electric PLC	$557,270
	Total Electrical Equipment	1,347,027
	Electronic Equipment, Instruments & Components – 3.1%
2,203	Coherent Inc, (2)	244,379
3,987	Fabrinet, (2)	251,300
14,196	Vishay Intertechnology Inc	221,032
	Total Electronic Equipment, Instruments & Components	716,711
	Energy Equipment & Services – 1.0%
25,868	National Oilwell Varco Inc, (2)	234,364
	Equity Real Estate Investment Trust – 8.3%
34,818	Brandywine Realty Trust	360,018
14,776	Easterly Government Properties Inc	331,130
17,754	Healthcare Realty Trust Inc	534,751
51,814	RPT Realty	281,868
13,231	STAG Industrial Inc	403,413
	Total Equity Real Estate Investment Trust	1,911,180
	Food & Staples Retailing – 1.7%
19,116	Sprouts Farmers Market Inc, (2)	400,098
	Gas Utilities – 0.9%
5,253	National Fuel Gas Co	213,219
	Health Care Equipment & Supplies – 1.3%
5,857	Globus Medical Inc, (2)	290,039
	Health Care Technology – 1.3%
19,737	Change Healthcare Inc, (2)	286,384
	Household Durables – 2.4%
22,515	Taylor Morrison Home Corp, (2)	553,644
	Insurance – 8.1%
15,455	Axis Capital Holdings Ltd	680,638
2,128	Everest Re Group Ltd	420,365
3,979	Globe Life Inc	317,922
2,544	RenaissanceRe Holdings Ltd	431,819
	Total Insurance	1,850,744
	Interactive Media & Services – 2.0%
23,249	TripAdvisor Inc, (2)	455,448
	IT Services – 2.0%
7,894	Amdocs Ltd	453,195

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Life Sciences Tools & Services – 3.2%
1,430	Bio-Rad Laboratories Inc, (2)	$737,108
	Machinery – 5.4%
8,025	Albany International Corp	397,318
9,315	Federal Signal Corp	272,464
12,059	Flowserve Corp	329,090
8,527	Kennametal Inc	246,771
	Total Machinery	1,245,643
	Metals & Mining – 3.9%
7,288	Materion Corp	379,195
4,930	Reliance Steel & Aluminum Co	503,057
	Total Metals & Mining	882,252
	Road & Rail – 1.7%
9,637	Knight-Swift Transportation Holdings Inc	392,226
	Semiconductors & Semiconductor Equipment – 4.3%
3,759	Qorvo Inc, (2)	484,948
21,804	Rambus Inc, (2)	298,497
2,565	Teradyne Inc	203,815
	Total Semiconductors & Semiconductor Equipment	987,260
	Software – 2.5%
24,846	Teradata Corp, (2)	564,004
	Specialty Retail – 4.6%
2,763	Advance Auto Parts Inc	424,121
42,068	American Eagle Outfitters Inc	623,027
	Total Specialty Retail	1,047,148
	Textiles, Apparel & Luxury Goods – 1.0%
12,033	Steven Madden Ltd, (2)	234,643
	Trading Companies & Distributors – 2.3%
12,251	BMC Stock Holdings Inc, (2)	524,710
	Total Long-Term Investments (cost $19,688,917)	21,452,955

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.8%
	REPURCHASE AGREEMENTS – 6.8%
$1,569	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $1,569,413, collateralized by $1,608,100, U.S. Treasury Notes, 0.375%, due 9/30/27, value $1,600,814	0.000%	10/01/20	$1,569,413
	Total Short-Term Investments (cost $1,569,413)			1,569,413
	Total Investments (cost $21,258,330) – 100.4%			23,022,368
	Other Assets Less Liabilities – (0.4)%			(98,462)
	Net Assets – 100%			$22,923,906
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$21,452,955	$ —	$ —	$21,452,955
Short-Term Investments:
Repurchase Agreements	—	1,569,413	—	1,569,413
Total	$21,452,955	$1,569,413	$ —	$23,022,368

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Auto Components – 1.4%
142,197	Stoneridge Inc, (2)	$2,612,159
	Banks – 12.5%
227,639	Ameris Bancorp	5,185,617
266,534	Banc of California Inc	2,697,324
196,647	Bank of NT Butterfield & Son Ltd	4,381,295
349,021	First Horizon National Corp	3,291,268
151,038	PacWest Bancorp	2,579,729
153,905	Western Alliance Bancorp	4,866,476
	Total Banks	23,001,709
	Biotechnology – 2.6%
132,707	Coherus Biosciences Inc, (2)	2,433,846
23,607	United Therapeutics Corp, (2)	2,384,307
	Total Biotechnology	4,818,153
	Capital Markets – 1.6%
43,630	Evercore Inc	2,856,020
	Communications Equipment – 1.2%
62,902	ViaSat Inc, (2)	2,163,200
	Construction & Engineering – 2.1%
73,009	Quanta Services Inc	3,859,256
	Containers & Packaging – 2.0%
72,525	Sonoco Products Co	3,703,852
	Electric Utilities – 2.2%
26,969	IDACORP Inc	2,154,823
45,975	PNM Resources Inc	1,900,147
	Total Electric Utilities	4,054,970
	Electrical Equipment – 5.0%
67,517	EnerSys	4,531,741
265,247	nVent Electric PLC	4,692,219
	Total Electrical Equipment	9,223,960
	Electronic Equipment, Instruments & Components – 6.1%
18,271	Coherent Inc, (2)	2,026,802

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
33,853	Fabrinet, (2)	$2,133,755
67,298	Methode Electronics Inc	1,917,993
181,758	Vishay Intertechnology Inc	2,829,972
90,613	Vishay Precision Group Inc, (2)	2,294,321
	Total Electronic Equipment, Instruments & Components	11,202,843
	Energy Equipment & Services – 1.0%
209,787	National Oilwell Varco Inc, (2)	1,900,670
	Equity Real Estate Investment Trust – 9.2%
271,092	Brandywine Realty Trust	2,803,091
121,326	Easterly Government Properties Inc	2,718,916
165,154	Healthcare Realty Trust Inc	4,974,439
512,335	RPT Realty	2,787,102
117,439	STAG Industrial Inc	3,580,715
	Total Equity Real Estate Investment Trust	16,864,263
	Food & Staples Retailing – 1.4%
122,374	Sprouts Farmers Market Inc, (2)	2,561,288
	Food Products – 3.6%
38,712	John B Sanfilippo & Son Inc	2,918,110
374,111	Landec Corp, (2)	3,636,359
	Total Food Products	6,554,469
	Gas Utilities – 1.0%
43,823	National Fuel Gas Co	1,778,775
	Health Care Equipment & Supplies – 1.4%
50,569	Globus Medical Inc, (2)	2,504,177
	Health Care Technology – 1.2%
156,435	Change Healthcare Inc, (2)	2,269,872
	Hotels, Restaurants & Leisure – 1.7%
196,684	El Pollo Loco Holdings Inc, (2)	3,186,281
	Household Durables – 2.7%
198,416	Taylor Morrison Home Corp, (2)	4,879,049
	Insurance – 4.8%
93,442	Axis Capital Holdings Ltd	4,115,185
101,847	ProSight Global Inc, (2)	1,154,945
21,012	RenaissanceRe Holdings Ltd	3,566,577
	Total Insurance	8,836,707

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments    September 30, 2020
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services – 1.9%
179,420	TripAdvisor Inc, (2)	$3,514,838
	Internet Software & Services – 1.3%
215,248	Cloudera, Inc, (2)	2,344,051
	Machinery – 9.8%
36,847	Alamo Group Inc	3,980,581
77,305	Albany International Corp	3,827,371
85,696	Federal Signal Corp	2,506,608
100,297	Flowserve Corp	2,737,105
72,919	Kennametal Inc	2,110,276
94,867	Rexnord Corp	2,830,831
	Total Machinery	17,992,772
	Metals & Mining – 1.9%
65,306	Materion Corp	3,397,871
	Road & Rail – 1.9%
83,368	Knight-Swift Transportation Holdings Inc	3,393,078
	Semiconductors & Semiconductor Equipment – 4.5%
424,687	Rambus Inc, (2)	5,813,965
128,908	Tower Semiconductor Ltd, (2)	2,348,704
	Total Semiconductors & Semiconductor Equipment	8,162,669
	Software – 2.6%
213,731	Teradata Corp, (2)	4,851,694
	Specialty Retail – 2.8%
345,739	American Eagle Outfitters Inc	5,120,395
	Textiles, Apparel & Luxury Goods – 1.0%
97,330	Steven Madden Ltd, (2)	1,897,935
	Thrifts & Mortgage Finance – 3.8%
155,688	HomeStreet Inc	4,010,523
106,645	WSFS Financial Corp	2,876,215
	Total Thrifts & Mortgage Finance	6,886,738
	Trading Companies & Distributors – 2.3%
99,299	BMC Stock Holdings Inc, (2)	4,252,976
	Total Long-Term Investments (cost $171,495,385)	180,646,690

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$3,855	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $3,854,644, collateralized by $3,949,700, U.S. Treasury Notes, 0.375%, due 9/30/27, value $3,931,804	0.000%	10/01/20	$3,854,644
	Total Short-Term Investments (cost $3,854,644)			3,854,644
	Total Investments (cost $175,350,029) – 100.6%			184,501,334
	Other Assets Less Liabilities – (0.6)%			(1,016,564)
	Net Assets – 100%			$183,484,770
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$180,646,690	$ —	$ —	$180,646,690
Short-Term Investments:
Repurchase Agreements	—	3,854,644	—	3,854,644
Total	$180,646,690	$3,854,644	$ —	$184,501,334

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.